Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Purchased from related party	$ 11,086,491	$ 17,230,000